15. Receivable from Related Parties	12 Months Ended
Dec. 31, 2017
Receivable From Related Parties
Receivable from Related Parties

	12.31.2017	12.31.2016
Controlling shareholders
State of Paraná (15.1)	130,417	155,141

Joint Ventures
Voltalia São Miguel do Gostoso (15.2)	38,169	28,968
Structure sharing	405	-
	168,991	184,109
Current	38,835	28,968
Noncurrent	130,156	155,141

15.1    State of Paraná

15.1.1     Credit related to Luz Fraterna Program, R$115,890 (R$115,890 as of 12.31.2016)

The transfer of the receivables from the Luz Fraterna account (Note 37.a) of Copel DIS to Copel was suspended from the second half of 2015, considering Decree No. 2,789/2015, which created the possibility of using presumed ICMS (VAT tax) credits for the settlement of invoices referring to this program. In addition, State Law No. 18,875, dated 09.27.2016 authorized the State of Paraná to pay in installments the debts due and unpaid to Copel relating to services rendered up to the date of publication of said Law.

On March 23, 2018, the State of Paraná settled the balance of R$115,890.

15.1.2     Credit referring to 2014 World Cup construction work, R$14,266 (R$14,266 as of 12.31.2016)

Copel’s executive board, through the 2,119th Meeting, of July 28, 2014, approved the transfer of credit rights on costs related to mobility projects for FIFA 2014 World Soccer Cup made by Copel DIS and under the responsibility of the Paraná State government.

ANEEL agreed to the transaction through order No. 3,483/2015 and a Credit Assignment Agreement that transfers Copel DIS rights to Copel was executed.

In addition, State Law No. 18,875, dated September 27, 2016, authorized the State of Paraná to pay debts due and unpaid to Copel relating to services rendered up to the date of publication of said Law. Considering this legal provision, Management is in the negotiation phase to define the terms of the settlement of this balance.

15.1.3     Credit referring to Programa Morar Bem, R$261 (R$24,985 as of 12.31.2016)

Programa Morar Bem Paraná, established by Decree No. 2,845/2011, is an agreement between Paraná State, Companhia de Habitação do Paraná (Cohapar) and Copel DIS, and is managed by Cohapar. Copel DIS main attributions in this agreement are comprised of the construction of electric power distribution networks and housing project consumer unit service connections.

State Law No. 18,875, dated September 27, 2016, authorized the State of Paraná to pay in installments the debts overdue and not paid to Copel DIS relating to services rendered up to the date of publication of said Law. Considering this legal provision, the State of Paraná settled the debt on December 18, 2017. Continuing the provision of services, the balance changed to R$261, fully received in March 2018.

15.2    Voltalia São Miguel do Gostoso Participações S.A. - Loan

On May 14, 2015, a loan agreement was signed between Copel (lender) and Voltalia São Miguel do Gostoso Participações S.A. (borrower), with retroactive effects as from February 6, 2015, aiming at providing working capital for financing the borrower’s activities and business. The limit of R$29,400 was established, plus IOF and interest of 111.5% of the CDI. The initial term of two years was changed to February 6, 2018, the date on which the contract was settled. Of the limit approved, the borrower used R$27,950 and recognized finance income of R$3,513 in 2017 (R$3,509 in 2016).